Rule 497 Document

On behalf of PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Diversified Income Fund, PIMCO Emerging Markets Bond Fund, PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Global Bond Fund (U.S. Dollar-Hedged), PIMCO GNMA Fund, PIMCO High Yield Fund, PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), PIMCO Long-Term U.S. Government Fund, PIMCO Low Duration Fund, PIMCO Money Market Fund, PIMCO Mortgage-Backed Securities Fund, PIMCO Municipal Bond Fund, PIMCO Real Return Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO Short-Term Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund and PIMCO Total Return Fund (the “Funds”), each a series of PIMCO Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on February 25, 2015 (Accession No. 0001193125-15-062529), which is incorporated by reference into this Rule 497 Document.

Exhibit List

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document